AB All China Equity Portfolio

Portfolio of Investments

August 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Consumer Discretionary – 25.1%
Automobiles – 1.4%
BYD Co., Ltd. - Class H	47,000	$1,476,302

Broadline Retail – 8.5%
Alibaba Group Holding Ltd.(a)	606,860	7,043,306
JD.com, Inc. - Class A	113,000	1,876,716

		8,920,022

Hotels, Restaurants & Leisure – 5.6%
H World Group Ltd.(a)	309,600	1,247,639
Jiumaojiu International Holdings Ltd.(b) (c)	1,032,000	1,655,214
Meituan - Class B(a) (c)	34,205	566,064
Trip.com Group Ltd.(a)	62,000	2,441,930

		5,910,847

Household Durables – 2.6%
Gree Electric Appliances, Inc. of Zhuhai - Class A	320,700	1,577,329
TCL Technology Group Corp. - Class A(a)	2,096,610	1,180,221

		2,757,550

Specialty Retail – 3.3%
HLA Group Corp. Ltd. - Class A	1,018,400	1,055,112
Topsports International Holdings Ltd.(c)	2,996,000	2,439,864

		3,494,976

Textiles, Apparel & Luxury Goods – 3.7%
Bosideng International Holdings Ltd.	1,546,000	606,671
Li Ning Co., Ltd.	162,000	765,662
Samsonite International SA(a) (c)	765,600	2,562,900

		3,935,233

		26,494,930

Financials – 15.5%
Banks – 7.3%
Bank of Beijing Co., Ltd. - Class A	3,140,100	1,928,259
China CITIC Bank Corp., Ltd. - Class H	2,580,000	1,148,277
China Construction Bank Corp. - Class H	4,432,000	2,371,345
China Merchants Bank Co., Ltd. - Class H	574,500	2,274,917

		7,722,798

Capital Markets – 3.6%
CITIC Securities Co., Ltd. - Class A	475,710	1,453,705
Guotai Junan Securities Co., Ltd. - Class H(c)	2,009,120	2,356,233

		3,809,938

Company	Shares	U.S. $ Value

Insurance – 4.6%
China Life Insurance Co., Ltd. - Class H	1,045,000	$1,583,845
Ping An Insurance Group Co., of China Ltd. - Class A	480,993	3,229,398

		4,813,243

		16,345,979

Industrials – 11.8%
Air Freight & Logistics – 0.7%
Sinotrans Ltd. - Class A	929,504	728,070

Construction & Engineering – 0.7%
China Railway Group Ltd. - Class H	1,311,000	693,559

Electrical Equipment – 5.1%
Contemporary Amperex Technology Co., Ltd. - Class A	56,748	1,843,349
NARI Technology Co., Ltd. - Class A	608,435	1,989,360
Sungrow Power Supply Co., Ltd. - Class A	116,500	1,597,012

		5,429,721

Ground Transportation – 0.9%
Daqin Railway Co., Ltd. - Class A	971,837	951,842

Machinery – 3.3%
Weichai Power Co., Ltd. - Class H	1,079,000	1,397,759
Yutong Bus Co., Ltd. - Class A	1,201,998	2,060,709

		3,458,468

Transportation Infrastructure – 1.1%
Shandong Hi-speed Co., Ltd. - Class A	1,222,710	1,137,008

		12,398,668

Communication Services – 10.3%
Entertainment – 2.2%
NetEase, Inc.	108,500	2,247,845

Interactive Media & Services – 8.1%
Tencent Holdings Ltd.	206,450	8,555,364

		10,803,209

Consumer Staples – 7.2%
Beverages – 7.2%
China Resources Beer Holdings Co., Ltd.	258,000	1,514,808
Jiangsu King’s Luck Brewery JSC Ltd.	139,342	1,146,640
Kweichow Moutai Co., Ltd. - Class A	9,163	2,329,274
Tsingtao Brewery Co., Ltd. - Class H	172,000	1,430,291
Wuliangye Yibin Co., Ltd. - Class A	54,900	1,176,158

		7,597,171

Health Care – 6.6%
Health Care Equipment & Supplies – 0.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	25,700	954,441

Health Care Providers & Services – 2.2%
Jointown Pharmaceutical Group Co., Ltd. - Class A	969,280	1,375,810
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	556,200	914,470

		2,290,280

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.0%
WuXi AppTec Co., Ltd. - Class H(c)	99,800	$1,093,634

Pharmaceuticals – 2.5%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	171,200	1,119,276
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	212,600	791,756
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	516,000	698,523

		2,609,555

		6,947,910

Energy – 6.2%
Energy Equipment & Services – 2.1%
China Oilfield Services Ltd. - Class H	1,956,000	2,215,237

Oil, Gas & Consumable Fuels – 4.1%
China Petroleum & Chemical Corp. - Class H	2,658,000	1,554,150
PetroChina Co., Ltd. - Class H	3,878,000	2,797,459

		4,351,609

		6,566,846

Information Technology – 6.1%
Communications Equipment – 0.8%
ZTE Corp. - Class H	270,600	870,902

Electronic Equipment, Instruments & Components – 2.6%
BOE Technology Group Co., Ltd. - Class A	3,344,400	1,841,810
China Railway Signal & Communication Corp., Ltd. - Class A	1,111,538	857,413

		2,699,223

Semiconductors & Semiconductor Equipment – 1.9%
Tongwei Co., Ltd. - Class A	184,500	813,105
Will Semiconductor Co., Ltd. Shanghai - Class A	92,500	1,170,602

		1,983,707

Software – 0.8%
Sinosoft Co., Ltd. - Class A	177,400	871,992

		6,425,824

Materials – 5.2%
Metals & Mining – 5.2%
Aluminum Corp. of China Ltd. - Class H	2,842,000	1,371,083
Baoshan Iron & Steel Co., Ltd. - Class A	900,868	750,091
Shandong Nanshan Aluminum Co., Ltd. - Class A	1,313,100	562,568
Zijin Mining Group Co., Ltd. - Class A	1,674,450	2,825,272

		5,509,014

Utilities – 3.0%
Gas Utilities – 2.3%
China Resources Gas Group Ltd.	211,600	594,040
Kunlun Energy Co., Ltd.	2,416,000	1,768,716

		2,362,756

Company	Shares	U.S. $ Value

Independent Power and Renewable Electricity Producers – 0.7%
China Datang Corp. Renewable Power Co., Ltd. - Class H	315,000	$78,338
China Longyuan Power Group Corp., Ltd. - Class H	825,000	653,066

		731,404

		3,094,160

Total Common Stocks (cost $105,556,576)		102,183,711

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(d) (e) (f) (cost $2,233,202)	2,233,202	2,233,202

Total Investments Before Security Lending Collateral for Securities Loaned – 99.1% (cost $107,789,778)		104,416,913

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(d) (e) (f) (cost $1,486,080)	1,486,080	1,486,080

Total Investments – 100.5% (cost $109,275,858)(g)		105,902,993
Other assets less liabilities - (0.5)%		(484,415)

Net Assets – 100.0%		$105,418,578

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2023, the aggregate market value of these securities amounted to $10,673,909 or 10.1% of net assets.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,854,593 and gross unrealized depreciation of investments was $(12,227,458), resulting in net unrealized depreciation of $(3,372,865).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

COUNTRY BREAKDOWN1

August 31, 2023 (unaudited)

95.4%	China
2.5%	United States
2.1%	Short-Term Investments

100.0%	Total Investments

1	The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB All China Equity Portfolio

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$1,055,112	$25,439,818		$-0-	$26,494,930
Financials	-0-	16,345,979		-0-	16,345,979
Industrials	-0-	12,398,668		-0-	12,398,668
Communication Services	-0-	10,803,209		-0-	10,803,209
Consumer Staples	-0-	7,597,171		-0-	7,597,171
Health Care	2,495,086	4,452,824		-0-	6,947,910
Energy	-0-	6,566,846		-0-	6,566,846
Information Technology	-0-	6,425,824		-0-	6,425,824
Materials	-0-	5,509,014		-0-	5,509,014
Utilities	-0-	3,094,160		-0-	3,094,160
Short-Term Investments:
Investment Companies	2,233,202	-0-		-0-	2,233,202
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,486,080	-0-		-0-	1,486,080

Total Investments in Securities	7,269,480	98,633,513	†	-0-	105,902,993
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$7,269,480	$98,633,513		$-0-	$105,902,993

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,845	$23,374	$25,986	$2,233	$33
Government Money Market Portfolio*	320	8,304	7,138	1,486	5
Total				$3,719	$38

*	Investments of cash collateral for securities lending transactions.